Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split (Details 3) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total stock options exercised and restricted shares vested
Proceeds from stock options exercised	$ 38.2	$ 9.4	$ 27.7
Fair value of vested restricted shares	10.5	12.4	4.3
Intrinsic value of stock options exercised	$ 123.7	$ 48.8	$ 41.7
Weighted average fair value of options granted during the year	$ 15.97	$ 7.27	$ 8.94